UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
190 Middle Street, Suite 101
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
190 Middle Street, Suite 101
Portland, Maine 04101
207-347-2000

Date of fiscal year end June 30

Date of reporting period: July 1, 2025 – December 31, 2025

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Auxier Focus Fund

AUXAX

:  A Shares

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A shares Class	$65	1.25%

Fund Statistics

Total Net Assets	$315,643,116
# of Portfolio Holdings	126
Portfolio Turnover Rate	1%
Investment Advisory Fees (Net of fees waived)	$905,497

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	94.4%
Preferred Stock	0.7%
Corporate Non-Convertible Bonds	0.7%
U.S. Government & Agency Obligations	3.9%
Money Market Fund	0.3%

Sector Weightings

(% of total investments)

Real Estate 0.0%
Transportation 0.2%
Communications 0.2%
Technology 0.3%
Materials 1.6%
Consumer Cyclical 3.1%
Energy 3.4%
Industrials 6.7%
Consumer Discretionary 8.7%
Information Technology 12.2%
Health Care 16.5%
Consumer Staples 19.1%
Financials 28.0%
0%
5%
10%
15%
20%
25%
30%

Value	Value
Financials	28.0%
Consumer Staples	19.1%
Health Care	16.5%
Information Technology	12.2%
Consumer Discretionary	8.7%
Industrials	6.7%
Energy	3.4%
Consumer Cyclical	3.1%
Materials	1.6%
Technology	0.3%
Communications	0.2%
Transportation	0.2%
Real Estate	0.0%

* excluding fixed income securities and cash equivalents

Top Ten Holdings

(% of total investments)

Microsoft Corp.	6.13%
Mastercard, Inc., Class A	4.92%
Philip Morris International, Inc.	4.54%
The Bank of New York Mellon Corp.	4.45%
Alphabet, Inc., Class A	4.02%
The Kroger Co.	3.81%
Bank of America Corp.	3.43%
Visa, Inc., Class A	3.22%
UnitedHealth Group, Inc.	2.91%
Corning, Inc.	2.69%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit  https://auxierasset.com/prospectus-and-reports or scan the QR code.

Auxier Focus Fund

AUXAX

:  A Shares

Semi-Annual Shareholder Report - December 31, 2025

204S-AUXAX-25

Auxier Focus Fund

AUXIX

:  Institutional Shares

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$40	0.80%

Fund Statistics

Total Net Assets	$315,643,116
# of Portfolio Holdings	126
Portfolio Turnover Rate	1%
Investment Advisory Fees (Net of fees waived)	$905,497

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	94.4%
Preferred Stock	0.7%
Corporate Non-Convertible Bonds	0.7%
U.S. Government & Agency Obligations	3.9%
Money Market Fund	0.3%

Sector Weightings

(% of total investments)

Value	Value
Financials	28.0%
Consumer Staples	19.1%
Health Care	16.5%
Information Technology	12.2%
Consumer Discretionary	8.7%
Industrials	6.7%
Energy	3.4%
Consumer Cyclical	3.1%
Materials	1.6%
Technology	0.3%
Communications	0.2%
Transportation	0.2%
Real Estate	0.0%

* excluding fixed income securities and cash equivalents

Top Ten Holdings

(% of total investments)

Microsoft Corp.	6.13%
Mastercard, Inc., Class A	4.92%
Philip Morris International, Inc.	4.54%
The Bank of New York Mellon Corp.	4.45%
Alphabet, Inc., Class A	4.02%
The Kroger Co.	3.81%
Bank of America Corp.	3.43%
Visa, Inc., Class A	3.22%
UnitedHealth Group, Inc.	2.91%
Corning, Inc.	2.69%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit  https://auxierasset.com/prospectus-and-reports or scan the QR code.

Auxier Focus Fund

AUXIX

:  Institutional Shares

Semi-Annual Shareholder Report - December 31, 2025

204S-AUXIX-25

Auxier Focus Fund

AUXFX

:  Investor Shares

Semi-Annual Shareholder Report - December 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$48	0.92%

Fund Statistics

Total Net Assets	$315,643,116
# of Portfolio Holdings	126
Portfolio Turnover Rate	1%
Investment Advisory Fees (Net of fees waived)	$905,497

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	94.4%
Preferred Stock	0.7%
Corporate Non-Convertible Bonds	0.7%
U.S. Government & Agency Obligations	3.9%
Money Market Fund	0.3%

Sector Weightings

(% of total investments)

Value	Value
Financials	28.0%
Consumer Staples	19.1%
Health Care	16.5%
Information Technology	12.2%
Consumer Discretionary	8.7%
Industrials	6.7%
Energy	3.4%
Consumer Cyclical	3.1%
Materials	1.6%
Technology	0.3%
Communications	0.2%
Transportation	0.2%
Real Estate	0.0%

* excluding fixed income securities and cash equivalents

Top Ten Holdings

(% of total investments)

Microsoft Corp.	6.13%
Mastercard, Inc., Class A	4.92%
Philip Morris International, Inc.	4.54%
The Bank of New York Mellon Corp.	4.45%
Alphabet, Inc., Class A	4.02%
The Kroger Co.	3.81%
Bank of America Corp.	3.43%
Visa, Inc., Class A	3.22%
UnitedHealth Group, Inc.	2.91%
Corning, Inc.	2.69%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy voting information, please visit  https://auxierasset.com/prospectus-and-reports or scan the QR code.

Auxier Focus Fund

AUXFX

:  Investor Shares

Semi-Annual Shareholder Report - December 31, 2025

204S-AUXFX-25

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

AUXIER FOCUS FUND
Semi Annual Financials and Other Information
December 31, 2025
(Unaudited)
Fund Adviser:
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
Toll Free: (877) 3AUXIER or (877) 328-9437

Table of Contents
Schedule of Investments 1
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 10
Other Information 15

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

See Notes to Financial Statements.
Shares Security Description Value
Equity Securities - 95.1%
Common Stock - 94.5%
Communications - 0.2%
16,900 America Movil SAB de CV, ADR $ 349,323
1,719 Cisco Systems, Inc. 132,415
34,119 Telefonica SA, ADR 138,182
619,920
Consumer Cyclical - 2.9%
200 Airbnb, Inc., Class A
(a)
27,144
4,100 Alimentation Couche-Tard, Inc. 224,024
680 Amazon.com, Inc.
(a)
156,958
1,241 Booking Holdings, Inc. 6,645,964
890 Deckers Outdoor Corp.
(a)
92,266
14,025 DR Horton, Inc. 2,020,021
391 Evolution AB, ADR 26,561
9,192,938
Consumer Discretionary - 8.2%
129,668 Arcos Dorados Holdings, Inc., Class A 951,763
34,000 Becle SAB de CV 38,420
39,408 Comcast Corp., Class A 1,177,905
12,753 CVS Health Corp. 1,012,078
400 Domino's Pizza, Inc. 166,728
15,600 General Motors Co. 1,268,592
3,775 Genuine Parts Co. 464,174
13,500 Grand Canyon Education, Inc.
(a)
2,245,185
210,501 Lincoln Educational Services Corp.
(a)
5,083,599
19,060 Lowe's Cos., Inc. 4,596,510
3,871 McDonald's Corp. 1,183,094
61,302 Sally Beauty Holdings, Inc.
(a)
874,167
3,870 The Home Depot, Inc. 1,331,667
50 Ulta Beauty, Inc.
(a)
30,250
37,350 Walmart, Inc. 4,161,163
4,550 Yum China Holdings, Inc. 217,217
7,050 Yum! Brands, Inc. 1,066,524
25,869,036
Consumer Staples - 18.1%
65,455 Altria Group, Inc. 3,774,135
88,205 British American Tobacco PLC, ADR 4,994,167
13,200 Coca-Cola HBC AG, ADR 680,592
3,535 Diageo PLC, ADR 304,965
11,221 Kenvue, Inc. 193,562
9,950 Keurig Dr Pepper, Inc. 278,700
50,327 Molson Coors Beverage Co., Class B 2,349,264
69,600 Monster Beverage Corp.
(a)
5,336,232
38,595 PepsiCo., Inc. 5,539,154
89,375 Philip Morris International, Inc. 14,335,750
36,044 The Coca-Cola Co. 2,519,836
5,225 The Hershey Co. 950,846
192,226 The Kroger Co. 12,010,281
10,884 The Magnum Ice Cream Co. NV
(a)
172,511
3,140 The Procter & Gamble Co. 449,993
48,374 Unilever PLC, ADR 3,163,674
57,053,662
Energy - 3.2%
127,510 BP PLC, ADR 4,428,422
7,630 Chevron Corp. 1,162,889
13,600 ConocoPhillips 1,273,096
4,000 Devon Energy Corp. 146,520
7,800 Phillips 66 1,006,512
13,415 Valero Energy Corp. 2,183,828
10,201,267
Shares Security Description Value
Financials - 26.4%
53,260 Aflac, Inc. $ 5,872,980
52,620 American International Group, Inc. 4,501,641
2,780 Ameriprise Financial, Inc. 1,363,145
400 Aon PLC, Class A 141,152
5,480 Arch Capital Group, Ltd.
(a)
525,642
196,649 Bank of America Corp. 10,815,695
15,925 Berkshire Hathaway, Inc., Class B
(a)
8,004,701
300 Capital One Financial Corp. 72,708
60,674 Central Pacific Financial Corp. 1,890,602
25,975 Citigroup, Inc. 3,031,023
5,616 Colliers International Group, Inc. 825,608
5,616 FirstService Corp. 873,456
2,025 Marsh & McLennan Cos., Inc. 375,678
27,194 Mastercard, Inc., Class A 15,524,511
1,800 PayPal Holdings, Inc. 105,084
1,700 Ryan Specialty Holdings, Inc. 87,771
120,935 The Bank of New York Mellon Corp. 14,039,344
650 The Charles Schwab Corp. 64,941
100 The Progressive Corp. 22,772
10,568 The Travelers Cos., Inc. 3,065,354
4,200 U.S. Bancorp 224,112
15,249 Unum Group 1,181,798
29,000 Visa, Inc., Class A 10,170,590
7,000 Wells Fargo & Co. 652,400
83,432,708
Health Care - 15.6%
27,784 Abbott Laboratories 3,481,057
2,213 AbbVie, Inc. 505,648
150 Amgen, Inc. 49,097
5,550 Becton Dickinson & Co. 1,077,089
1,295 Biogen, Inc.
(a)
227,907
12,161 Elevance Health, Inc. 4,263,039
38,711 Johnson & Johnson 8,011,241
80,518 Medtronic PLC 7,734,559
68,854 Merck & Co., Inc. 7,247,572
6,282 Pfizer, Inc. 156,422
14,097 Quest Diagnostics, Inc. 2,446,252
8,209 The Cigna Group 2,259,363
27,855 UnitedHealth Group, Inc. 9,195,214
26,750 Zimmer Biomet Holdings, Inc. 2,405,360
200 Zoetis, Inc. 25,164
49,084,984
Industrials - 6.3%
2,000 Builders FirstSource, Inc.
(a)
205,780
41,235 CAE, Inc.
(a)
1,254,369
1,240 Caterpillar, Inc. 710,359
97,016 Corning, Inc. 8,494,721
1,550 FedEx Corp. 447,733
700 Ferguson Enterprises, Inc. 155,841
69,882 Gates Industrial Corp. PLC
(a)
1,500,366
300 General Dynamics Corp. 100,998
3,500 Johnson Controls International PLC 419,125
300 Old Dominion Freight Line, Inc. 47,040
28,275 RTX Corp. 5,185,635
2,830 The Boeing Co.
(a)
614,449
7,440 United Parcel Service, Inc., Class B 737,974
19,874,390
Information Technology - 11.6%
40,550 Alphabet, Inc., Class A 12,692,150
15,200 Cognizant Technology Solutions Corp.,
Class A 1,261,600
9,550 Fiserv, Inc.
(a)
641,474
7,526 Forrester Research, Inc.
(a)
61,111

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2025.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Information Technology - 11.6% (continued)
3,855 Meta Platforms, Inc., Class A $ 2,544,647
39,991 Microsoft Corp. 19,340,447
36,541,429
Materials - 1.5%
14,225 Celanese Corp., Class A 601,433
30,258 Corteva, Inc. 2,028,194
24,040 DuPont de Nemours, Inc. 966,408
25,505 LyondellBasell Industries NV, Class A 1,104,366
4,980 The Mosaic Co. 119,968
4,820,369
Real Estate - 0.0%
1,000 Americold Realty Trust, Inc. REIT 12,860
100 Weyerhaeuser Co. REIT 2,369
15,229
Technology - 0.3%
12,020 Qnity Electronics, Inc. 981,433
Transportation - 0.2%
2,610 Union Pacific Corp. 603,745
Total Common Stock (Cost $86,768,940) 298,291,110
Shares Security Description Rate Value
Preferred Stock - 0.6%
Information Technology - 0.6%
118,059 Iterate Studio, Inc.
(Cost
$1,999,990) 0.00% 1,999,990
Total Equity Securities (Cost $88,768,930) 300,291,100
Principal
Security
Description Rate Maturity Value
Fixed Income Securities - 4.7%
Corporate Non-Convertible Bonds - 0.8%
Energy - 0.2%
$ 400,000 Energy
Transfer LP
(callable at
100)
(b)(c)
6.63% 02/15/45 399,800
Financials - 0.5%
300,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
3.65  09/01/69 298,495
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
6.70  11/01/22 503,486
345,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(b)(c)
6.13  11/10/64 350,014
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  06/15/49 400,240
1,552,235
Utilities - 0.1%
345,000 Sempra
(b)
6.40  10/01/54 351,101
Total Corporate Non-Convertible Bonds (Cost
$2,242,494) 2,303,136
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 3.9%
U.S. Treasury Securities - 3.9%
$ 6,100,000
U.S. Treasury
Bill
(d)
3.61
-
3.67  01/06/26 $ 6,097,662
6,250,000 U.S. Treasury
Bill
(d)
3.55  01/27/26 6,234,703
12,332,365
Total U.S. Government & Agency Obligations
(Cost $12,330,951) 12,332,365
Total Fixed Income Securities (Cost
$14,573,445) 14,635,501
Shares Security Description Value
Money Market Fund - 0.3%
1,046,504 Fidelity Investments Treasury Only
Portfolio, Institutional Class, 3.69%
(e)
(Cost $1,046,504) 1,046,504
Investments, at value - 100.1% (Cost $104,388,879) $ 315,973,105
Other Assets & Liabilities, Net - (0.1)% (329,989)
Net Assets - 100.0% $ 315,643,116
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Security fair valued in accordance with procedures adopted by the
Board of Trustees. At the period end, the value of these securities amounted to $1,999,990 or 0.6% of net assets.
c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2025.
(d) Perpetual maturity security.
(e) Zero coupon bond. Interest rate presented is yield to maturity.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 619,920 $ – $ – $ 619,920
Consumer Cyclical 9,192,938 – – 9,192,938
Consumer Discretionary 25,869,036 – – 25,869,036
Consumer Staples 57,053,662 – – 57,053,662
Energy 10,201,267 – – 10,201,267
Financials 83,432,708 – – 83,432,708
Health Care 49,084,984 – – 49,084,984
Industrials 19,874,390 – – 19,874,390
Information Technology 36,541,429 – – 36,541,429
Materials 4,820,369 – – 4,820,369
Real Estate 15,229 – – 15,229
Technology 981,433 – – 981,433
Transportation 603,745 – – 603,745

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

See Notes to Financial Statements.
Level 1 Level 2 Level 3 Total
Preferred Stock
Information Technology $ – $ 1,999,990 $ – $ 1,999,990
Corporate Non-
Convertible Bonds – 2,303,136 – 2,303,136
U.S. Government &
Agency Obligations – 12,332,365 – 12,332,365
Money Market Fund 1,046,504 – – 1,046,504
Investments at Value $ 299,337,614 $ 16,635,491 $ – $ 315,973,105
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Preferred Stock
Balance as of 06/30/25 $ 1,999,990
Balance as of 12/31/25 $ 1,999,990
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of December 31,
2025:
Investments in Securities
Fair Value at
12/31/25
Valuation
Technique(s)
Unobservable
Inputs
Range as of
12/31/25
Weighted Average
as of 12/31/25
Iterate Studio, Inc. $1,999,990 Transaction Price Transaction Price $16.9406 $1.9406

AUXIER FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $104,388,879) $ 315,973,105
Receivables:
Fund shares sold 95,845
Dividends and interest 498,218
Prepaid expenses 29,431
Total Assets
316,596,599
LIABILITIES
Payables:
Investment securities purchased 25,273
Fund shares redeemed 585,420
Distributions payable 82,908
Accrued Liabilities:
Investment Adviser fees 158,701
Trustees’ fees and expenses 838
Fund services fees 30,932
Other expenses 69,411
Total Liabilities
953,483
NET ASSETS
$ 315,643,116
COMPONENTS OF NET ASSETS
Paid-in capital $ 103,358,692
Distributable Earnings 212,284,424
NET ASSETS
$ 315,643,116
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 4,473,062
A Shares 16,702
Institutional Shares 5,064,838
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $145,004,601) $ 32.42
A Shares (based on net assets of $569,431) $ 34.09
A Shares Maximum Public Offering Price Per Share (net asset value per share/(100%-5.75%)) $ 36.18
Institutional Shares (based on net assets of $170,069,084) $ 33.58

AUXIER FOCUS FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2025

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $4,138) $ 3,017,096
Interest income 277,342
Total Investment Income
3,294,438
EXPENSES
Investment Adviser fees 1,241,607
Fund services fees 187,918
Transfer agent fees:
Investor Shares 24,364
A Shares 1,207
Institutional Shares 7,294
Distribution fees:
A Shares 784
Custodian fees 21,185
Registration fees:
Investor Shares 9,633
A Shares 2,244
Institutional Shares 8,862
Professional fees 39,992
Trustees' fees and expenses 12,570
Other expenses 151,808
Total Expenses 1,709,468
Fees waived
(383,205)
Net Expenses
1,326,263
NET INVESTMENT INCOME
1,968,175
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments
1,422,774
Foreign currency transactions
2
Net realized gain
1,422,776
Net change in unrealized appreciation (depreciation) on investments
18,756,199
NET REALIZED AND UNREALIZED GAIN
20,178,975
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 22,147,150

AUXIER FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six Months
Ended
December 31, 2025
For the Year
Ended
June 30, 2025
OPERATIONS Shares Shares
Net investment income $ 1,968,175 $ 4,057,655
Net realized gain 1,422,776 4,926,782
Net change in unrealized appreciation (depreciation) 18,756,199 25,896,718
Increase in Net Assets Resulting from Operations
22,147,150 34,881,155
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (4,057,820) (4,570,570)
A Shares (8,287) (28,453)
Institutional Shares (4,591,803) (4,663,596)
Total Distributions Paid
(8,657,910) (9,262,619)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 2,458,993 75,904 6,529,395 216,696
Institutional Shares 8,421,807 251,770 18,127,395 583,039
Reinvestment of distributions:
Investor Shares 3,940,141 121,411 4,438,286 149,537
A Shares 8,200 244 28,273 912
Institutional Shares 4,541,715 135,141 4,634,444 151,100
Redemption of shares:
Investor Shares (9,595,153) (298,419) (23,706,060) (791,318)
A Shares (693,183) (21,396) (253,012) (8,124)
Institutional Shares (6,655,782) (199,659) (15,851,417) (512,338)
Redemption fees:
Investor Shares
2,142
–
15,260
–
A Shares
5
–
124
–
Institutional Shares
1,433
–
17,177
–
Increase (Decrease) in Net Assets from Capital Share
Transactions 2,430,318 64,996 (6,020,135) (210,496)
Increase in Net Assets 15,919,558 19,598,401
NET ASSETS
Beginning of Period
299,723,558 280,125,157
End of Period
$ 315,643,116 $ 299,723,558

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2025
For the Years Ended June 30,
2025 2024 2023 2022 2021
INVESTOR SHARES
NET ASSET VALUE, Beginning of
Period
$ 31.03 $ 28.43 $ 26.79 $ 25.05 $ 26.69 $ 20.39
INVESTMENT OPERATIONS
Net investment income (a) 0.19 0.40 0.43 0.37 0.27 0.27
Net realized and unrealized gain
(loss)
2.12 3.19 2.39 2.14 (1.22) 6.59
Total from Investment Operations
2.31 3.59 2.82 2.51 (0.95) 6.86
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.42) (0.45) (0.44) (0.33) (0.28) (0.30)
Net realized gain
(0.50) (0.54) (0.74) (0.44) (0.41) (0.26)
Total Distributions to Shareholders
(0.92) (0.99) (1.18) (0.77) (0.69) (0.56)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 32.42 $ 31.03 $ 28.43 $ 26.79 $ 25.05 $ 26.69
TOTAL RETURN
7.46%(c) 12.81% 10.83% 10.14% (3.77)% 34.03%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 145,005 $ 141,943 $ 142,152 $ 146,783 $ 141,242 $ 142,915
Ratios to Average Net Assets:
Net investment income 1.21%(d) 1.34% 1.56% 1.43% 0.99% 1.13%
Net expenses 0.92%(d) 0.91% 0.91% 0.92% 0.92% 0.92%
Gross expenses (e) 1.11%(d) 1.11% 1.10% 1.10% 1.08% 1.09%
PORTFOLIO TURNOVER RATE 1%(c) 2% 2% 1% 1% 1%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2025
For the Years Ended June 30,
2025 2024 2023 2022 2021
A SHARES
NET ASSET VALUE, Beginning of
Period
$ 32.26 $ 29.36 $ 27.50 $ 25.60 $ 27.20 $ 20.76
INVESTMENT OPERATIONS
Net investment income (a) 0.13 0.31 0.35 0.29 0.18 0.19
Net realized and unrealized gain
(loss)
2.20 3.31 2.47 2.19 (1.25) 6.72
Total from Investment Operations
2.33 3.62 2.82 2.48 (1.07) 6.91
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.18) (0.22) (0.14) (0.12) (0.21)
Net realized gain
(0.50) (0.54) (0.74) (0.44) (0.41) (0.26)
Total Distributions to Shareholders
(0.50) (0.72) (0.96) (0.58) (0.53) (0.47)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 34.09 $ 32.26 $ 29.36 $ 27.50 $ 25.60 $ 27.20
TOTAL RETURN(c)
7.25%(d) 12.41% 10.52% 9.77% (4.07)% 33.60%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 569 $ 1,221 $ 1,323 $ 1,340 $ 1,703 $ 2,443
Ratios to Average Net Assets:
Net investment income 0.75%(e) 1.01% 1.24% 1.09% 0.64% 0.78%
Net expenses 1.25%(e) 1.25% 1.24% 1.25% 1.25% 1.25%
Gross expenses (f) 2.97%(e) 2.16% 1.86% 1.76% 1.65% 1.52%
PORTFOLIO TURNOVER RATE 1%(d) 2% 2% 1% 1% 1%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Total Return does not include the effect of front end sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2025
For the Years Ended June 30,
2025 2024 2023 2022 2021
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 32.10 $ 29.35 $ 27.59 $ 25.74 $ 27.38 $ 20.88
INVESTMENT OPERATIONS
Net investment income (a) 0.22 0.45 0.48 0.41 0.31 0.31
Net realized and unrealized gain
(loss)
2.18 3.30 2.46 2.21 (1.26) 6.75
Total from Investment Operations
2.40 3.75 2.94 2.62 (0.95) 7.06
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.42) (0.46) (0.44) (0.33) (0.28) (0.30)
Net realized gain
(0.50) (0.54) (0.74) (0.44) (0.41) (0.26)
Total Distributions to Shareholders
(0.92) (1.00) (1.18) (0.77) (0.69) (0.56)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 33.58 $ 32.10 $ 29.35 $ 27.59 $ 25.74 $ 27.38
TOTAL RETURN
7.51%(c) 12.94% 10.98% 10.30% (3.66)% 34.19%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 170,069 $ 156,560 $ 136,650 $ 125,487 $ 111,723 $ 116,907
Ratios to Average Net Assets:
Net investment income 1.33%(d) 1.47% 1.69% 1.56% 1.11% 1.25%
Net expenses 0.80%(d) 0.79% 0.79% 0.80% 0.80% 0.80%
Gross expenses (e) 1.10%(d) 1.10% 1.09% 1.08% 1.08% 1.09%
PORTFOLIO TURNOVER RATE 1%(c) 2% 2% 1% 1% 1%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements. Expense waivers and/or reimbursements would decrease the total return had such reductions not occurred.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

Note 1. Organization
The Auxier Focus Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value.
The Fund currently offers three classes of shares: Investor Shares, A Shares and Institutional Shares. A Shares are offered at net asset value plus a maximum sales charge of 5.75%. A Shares are also subject to contingent deferred sales charge (“CDSC”) of 1.00% on purchases without an initial sales charge and redeemed less than one year after they are purchased. Investor Shares and Institutional
Shares are not subject to a sales charge. Investor Shares, A Shares and Institutional Shares commenced operations on July 9, 1999,
July 8, 2005 and May 9, 2012, respectively. The Fund’s investment objective is to provide long-term capital appreciation.
The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the adviser, as defined in Note 3, to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-
to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the management committee of Auxier Asset Management LLC, the Fund's adviser, is deemed to be the Chief Operating
Decision Maker.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.
Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the
Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy.
Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2025, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the period, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

fiscal years after they are filed. As of December 31, 2025, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of
2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s Statement of Assets and Liabilities.
Note 3. Fees and Expenses
Investment Adviser – Auxier Asset Management LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.80%
of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group)
(the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a
Apex Fund Services) (“Apex”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for A Shares of the Fund in
accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the
Board a fee of up to 0.25% of the average daily net assets of A Shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.
For the period ended December 31, 2025 , there were no front-end sales charges assessed on the sale of A Shares and no contingent deferred sales charges were assessed on the sale of A Shares.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services and administration fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal
Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as
well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $60,000 ($70,000 for the Chairman). The Audit Committee
Chairman receives an additional $5,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

Note 4. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses ) to 0.92%, 1.25% and 0.80% of the Investor Shares, A Shares and Institutional
Shares, respectively , through at least October 31, 2026. These contractual waivers may only be raised or eliminated with consent of the Board. Other fund service providers have agreed to waive a portion of their fees and such waivers may be changed or eliminated with the approval of the Board of Trustees of the Trust. For the period ended December 31, 2025 , the fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii)
the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2025 , $1,833,813 is subject to recapture by the Adviser. Other Waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended December 31, 2025 , totaled $1,959,124 and $3,889,633 .
Note 6. Sector Concentration Risk
Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
Note 7. Federal Income Tax
As of December 31, 2025 , cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
As of June 30, 2025, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales and equity return of capital.
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 336,110 $ 47,095 $ 383,205
Gross Unrealized Appreciation $ 213,685,474
Gross Unrealized Depreciation (2,101,248)
Net Unrealized Appreciation $ 211,584,226
Undistributed Ordinary Income
$ 1,981,224
Undistributed Long-Term Gain
3,993,868
Net Unrealized Appreciation
192,820,092
Total
$ 198,795,184

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025

Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

AUXIER FOCUS FUND
OTHER INFORMATION
December 31, 2025

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Investment Advisory Agreement Approval
At the September 23, 2025 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator, Apex Fund Services. During its deliberations, the Board received an oral presentation from the Adviser and was assisted by the advice of independent Trustee counsel.
At the Meeting, the Board reviewed, among other matters: (i) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (ii) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (iii) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (iv) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (v) other benefits received by the
Adviser from its relationship with the Fund. The Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from a senior representative of the Adviser, and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the
Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser providing services to the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability and the necessary staffing and experience to continue providing high-
quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund’s Institutional Class Shares underperformed the S&P 500 Index, the Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended June 30, 2025, and that the Fund’s Institutional Class Shares outperformed the S&P 500 Index for the period since inception on May 9, 2012. The
Board noted the Adviser’s representation that the Fund seeks capital appreciation over the long-term and that, in the Adviser’s

AUXIER FOCUS FUND
OTHER INFORMATION
December 31, 2025

view, the Fund executed its investment objective without undue risk, as evidenced by the Fund’s performance since its inception, on both a cumulative and average annual basis. The Board also noted the Adviser’s representation that the Adviser’s conservative approach to asset allocation tended to outperform the benchmark in declining market environments and lag the performance of the benchmark during periods of significant market appreciation, such as the market environment over the latest one-, three-, five-, and
10-year periods. The Board noted further that the Fund typically maintains a material cash position, which could result in a drag on performance during bull markets relative to the Fund’s primary benchmark, and that the Fund tended to invest in a greater number of small- and mid-capitalization companies relative to the S&P 500 Index and its peers, which detracted from performance during recent years. At the Adviser’s request, the Board also considered the Fund’s performance relative to the S&P 1000 Value Index, noting that the Fund outperformed the S&P 1000 Value Index over the one-, three-, and 10-year periods ended June 30, 2025, and that the
Fund’s performance more closely approximated that of the S&P 1000 Value Index than that of the S&P 500 Index.
The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight,
Inc. (“Strategic Insight”) as having characteristics similar to the Fund, noting that, based on the information provided by Strategic
Insight, the Fund outperformed the average of its Strategic Insight peer group for the one-year period ended June 30, 2025, and underperformed the average of the Strategic Insight peer group for each of the three-, five-, and 10-year periods ended June 30,
2025. The Board noted the Adviser’s representation that the Fund’s categorization as “large value” did not fully represent the Fund’s portfolio characteristics due to the Fund’s holdings in small- and mid-capitalization companies, which tended to underperform the large capitalization companies in recent years. Based on the Adviser’s investment style, including the risk-averse nature of the portfolio construction, and the foregoing performance information, among other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on the net advisory fee and total expense ratio of the Fund compared to its Strategic Insight peer group. The Board observed that, although the net advisory fee rate for the Fund was higher than the median of its Strategic Insight peer group, it was within a reasonable range. The Board also observed that the Fund’s total expense ratio was lower than the median of the Strategic Insight peer group. The Board further noted the Adviser’s representation that it continued to waive fees and reimburse Fund expenses in order to keep the Fund’s total expense ratio at competitive levels. Based on the foregoing and other relevant factors, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of costs and profitability of its Fund activities. The Board noted the Adviser’s belief that its profit margin from the Fund was reasonable considering the services provided and that the Fund required significantly more attention and resources than other accounts managed by the
Adviser due to the regulatory requirements associated with investment companies registered under the Investment Company Act of
1940. The Board also noted the Adviser’s representation that the Adviser was subsidizing the Fund’s operations by forgoing a portion of its advisory fee in accordance with the contractual expense cap. Based on these and other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the Board concluded that the
Adviser’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board also considered the Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s stable asset levels, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing and other applicable considerations, including the size of the Fund, the Board concluded that the information presented was consistent with the renewal of the Advisory Agreement at current fee levels.

AUXIER FOCUS FUND
OTHER INFORMATION
December 31, 2025

Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the
Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory
Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

AUXIER FOCUS FUND
FOR MORE INFORMATION
P.O. Box 588
Portland, Maine 04112
(877) 3AUXIER
(877) 328-9437
INVESTMENT ADVISER
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
204-SAR-1225

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Included as part of other information filed under Item 7(a).
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 12, 2026

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 12, 2026